EX-99.G.1.b.ii
MFS MUNICIPAL INCOME TRUST
FIRST AMENDMENT TO STATEMENT
ESTABLISHING AND FIXING THE RIGHTS
AND PREFERENCES OF VARIABLE RATE
MUNICIPAL TERM PREFERRED SHARES
      WHEREAS, 	MFS Municipal Income Trust
(the "Trust") established a Series of Variable Rate
Municipal Term Preferred Shares designated as the
"Variable Rate Municipal Term Preferred Shares,
Series 2019/3" (the "Series 2019/3 VMTP Shares")
pursuant to the Statement Establishing and Fixing
the Rights and Preferences of Variable Rate
Municipal Term Preferred Shares, initially dated as
of September 17, 2012 and amended and restated as
of March 24, 2016 (the "VMTP Statement"),
together with that certain Appendix B thereto dated
March 24, 2016 (the "Appendix");
      WHEREAS, the Series 2019/3 VMTP
Shares have a Term Redemption Date of April 1,
2019; and
      WHEREAS, the Board of Trustees of the
Trust has approved, and the sole Designated Owner
of the Series 2019/3 VMTP Shares has consented to,
the amendment of the Appendix to extend the term
of the Series 2019/3 VMTP Shares and the
amendment of the VMTP Statement, each as
provided herein.
      Capitalized terms used but not defined
herein have the respective meanings therefor set
forth in the VMTP Statement.
      Section 1.	Amendments.
      Section 2.11(b) of the VMTP Statement is
hereby amended by deleting such section in its
entirety and replacing it with the following new
Section 2.11(b):
		(b)	The Market Value of the
Deposit Securities held in the Term 	Redemption
Liquidity Account for a Series of VMTP Shares,
from and after the 	day (or, if such day is not a
Business Day, the next succeeding Business Day)
that 	is the number of calendar days preceding the
Term Redemption Date for such 	Series, in each
case as specified in the table set forth below, shall
not be less than 	the percentage of the Term
Redemption Amount for such Series set forth below
	opposite such number of days (the
"Liquidity Requirement"), but in all cases 	subject
to the provisions of Section 2.11(c) below:
Number of Calendar Days Preceding the Term
Redemption Date
45
30
15
Market Value of Deposit Securities as a Percentage
of Term Redemption Amount
0.33
0.66
1
      Section 5 of the Appendix is hereby
amended by deleting such section in its entirety and
replacing it with the following new Section 5:
      	"Section 5.	Term Redemption
Date Applicable to Series.
	The Term Redemption Date is
October 31, 2021, subject to extension
pursuant to Section 2.5(a) of the VMTP
Statement."
      Section 7 of the Appendix is hereby
amended by deleting such section in its entirety and
replacing it with the following new Section 7:
      	"Section 7.	Liquidity Account
Initial Date Applicable to Series.
	The Liquidity Account Initial Date is
August 31, 2021 or, if applicable, the date
that is two months prior to the Term
Redemption Date as extended pursuant to
Section 2.5(a) of the VMTP Statement or, if
such date is not a Business Day, the
Business Day immediately preceding such
date."
      Section 2.	Additional Provisions.
      Except as specifically set forth in Section 1 hereof, the Appendix and the VMTP Statement remain unmodified and continue in full force and effect.
This Amendment shall be effective as of
October 9, 2018.
      	IN WITNESS WHEREOF, MFS
Municipal Income Trust has caused this
Amendment to be signed on October 9, 2018 in its name and on its behalf by a duly authorized officer.
The Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and the said officer of the Trust has executed this Amendment as an officer and not individually, and the obligations and rights set forth in this Amendment are not binding upon any such officer, or the trustees of the Trust or any shareholder of the Trust, individually, but are binding only upon the assets and property of the Trust.

					MFS
MUNICIPAL INCOME TRUST


By: /s/James
Yost
	Name:
James Yost
Title:
Treasurer



Information Classification: Limited Access
NAI-1504312562v2
Information Classification: Limited Access
NAI-1504312562v2

NAI-1504312562v2